UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA CAPITAL GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                                 USAA CAPITAL
                                        GROWTH Fund

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             INTERNATIONAL STOCKS (60.1%)

             AUSTRALIA (3.0%)
   73,000    BHP Billiton Ltd. (Diversified Metals & Mining)                                   $  1,625
   22,000    CSL Ltd. (Pharmaceuticals)                                                             964
   79,600    QBE Insurance Group Ltd. (Property & Casualty Insurance)                             1,354
   11,200    Rio Tinto Ltd. (Diversified Metals & Mining)                                           669
                                                                                               --------
                                                                                                  4,612
                                                                                               --------
             AUSTRIA (1.1%)
    3,700    Bank Austria Creditanstalt AG (Diversified Banks)                                      485
    5,900    OMV AG (Integrated Oil & Gas)                                                          410
   34,300    Telekom Austria AG (Integrated Telecommunication Services)                             842
                                                                                               --------
                                                                                                  1,737
                                                                                               --------
             BELGIUM (0.3%)
    5,900    Delhaize Group (Food Retail)                                                           425
                                                                                               --------
             BRAZIL (2.5%)
   15,537    Banco Bradesco S.A. (Preferred) (Diversified Banks)                                    592
   16,700    Banco Bradesco S.A. ADR (Diversified Banks)                                            636
   13,200    Companhia Vale Do Rio Doce ADR (Steel)                                                 587
   40,666    Petroleo Brasileiro S.A. (Preferred) (Integrated Oil & Gas)                            901
   15,500    Uniao De Bancos Brasileiros S.A. (Unibanco) GDR (Preferred) (Diversified Banks)      1,230
                                                                                               --------
                                                                                                  3,946
                                                                                               --------
             CANADA (4.0%)
   16,500    Alimentation Couche-Tard, Inc. (Food Retail)                                           378
  101,600    Bombardier, Inc. "B" (Aerospace & Defense)*                                            391
   19,000    Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)                 1,142
   22,800    EnCana Corp. (Oil & Gas Exploration & Production)                                    1,139
    6,100    Husky Energy, Inc. (Integrated Oil & Gas)                                              359
    2,900    IPSCO, Inc. (Steel)                                                                    299
    7,300    Nexen, Inc. (Oil & Gas Exploration & Production)                                       427
   19,900    Shaw Communications, Inc. (Broadcasting & Cable TV)                                    536
    7,900    Suncor Energy, Inc. (Integrated Oil & Gas)                                             677
   16,060    Toronto-Dominion Bank (Other Diversified Financial Services)                           897
                                                                                               --------
                                                                                                  6,245
                                                                                               --------
             CHINA (0.2%)
   65,000    China Mobile Ltd. (Wireless Telecommunication Services)                                378
                                                                                               --------
             DENMARK (0.4%)
    9,400    Carlsberg A/S (Brewers)                                                                633
                                                                                               --------
             FINLAND (0.3%)
   10,200    Metso Corp. (Industrial Machinery)                                                     405
                                                                                               --------
             FRANCE (6.1%)
   12,000    Air France KLM (Airlines)                                                              279
    7,700    Alstom RGPT (Construction & Engineering)*                                              698
    4,700    Assurances Generales de France (AGF) (Multi-Line Insurance)                            594
   12,700    Atos Origin S.A. (IT Consulting & Other Services)*                                     952
   14,700    BNP Paribas S.A. (Diversified Banks)                                                 1,389
    1,470    BNP Paribas S.A. (Diversified Banks)*                                                  134
   15,550    Bouygues S.A. (Construction & Engineering)                                             848
   14,700    Cap Gemini S.A. (IT Consulting & Other Services)*                                      787

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USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
    1,600    Natexis Banques Populaires (Regional Banks)                                       $    434
    3,800    Nexity (Real Estate Management & Development)                                          266
  123,000    SCOR (Reinsurance)                                                                     312
    9,800    Societe BIC S.A. (Office Services & Supplies)                                          689
    9,800    Societe Generale (Diversified Banks)                                                 1,497
      500    Vallourec S.A. (Steel)                                                                 650
                                                                                               --------
                                                                                                  9,529
                                                                                               --------
             GERMANY (5.0%)
    5,550    Allianz Holding AG (Multi-Line Insurance)                                              929
   13,050    Bayerische Motoren Werke AG (Automobile Manufacturers)                                 710
    3,600    Celesio AG (Pharmaceuticals)                                                           339
   31,350    Commerzbank AG (Diversified Banks)                                                   1,299
   11,000    Deutsche Bank AG (Diversified Banks)                                                 1,351
   25,600    Deutsche Lufthansa AG (Airlines)                                                       472
    2,200    Fresenius AG (Preferred) (Biotechnology)                                               381
    3,100    Fresenius Medical Care AG (Health Care Equipment)                                      372
   16,302    GEA Group AG (Diversified Commercial & Professional Services)*                         308
   11,800    MAN AG (Industrial Machinery)                                                          894
    2,950    Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)                            418
    7,700    Stada Arzneimittel AG (Pharmaceuticals)                                                373
                                                                                               --------
                                                                                                  7,846
                                                                                               --------
             GREECE (0.8%)
   26,628    Alpha Bank A.E. (Regional Banks)                                                     1,008
    5,200    Titan Cement Co. S.A. (Construction Materials)                                         264
                                                                                               --------
                                                                                                  1,272
                                                                                               --------
             HONG KONG (1.2%)
  154,000    Hang Lung Properties Ltd. (Real Estate Management & Development)                       310
  190,000    Hutchison Telecommunications International Ltd. (Wireless
               Telecommunication Services)*                                                         336
  143,500    Link REIT (Real Estate Investment Trusts)*                                             316
  236,000    New World Development Ltd. (Real Estate Management & Development)                      424
  247,000    Sino Land Co. (Real Estate Management & Development)                                   411
                                                                                               --------
                                                                                                  1,797
                                                                                               --------
             INDIA (0.8%)
   11,800    State Bank of India Ltd. GDR (Diversified Banks)                                       601
   30,600    Tata Motors Ltd. ADR (Construction & Farm Machinery & Heavy Trucks)(a)                 635
                                                                                               --------
                                                                                                  1,236
                                                                                               --------
             INDONESIA (0.4%)
   19,000    PT Telekomunikasi ADR (Integrated Telecommunication Services)                          656
                                                                                               --------
             ISRAEL (0.6%)
  123,200    Bank Hapoalim Ltd. (Diversified Banks)                                                 622
   73,500    Bank Leumi Le-Israel BM (Regional Banks)                                               289
                                                                                               --------
                                                                                                    911
                                                                                               --------
             ITALY (0.5%)
   89,189    Capitalia S.p.A. (Diversified Banks)                                                   774
                                                                                               --------
             JAPAN (10.5%)
    3,000    Aeon Credit Service Co. Ltd. (Consumer Finance)                                         83
   11,400    Aisin Seiki Co. Ltd. (Auto Parts & Equipment)                                          429
   48,100    Asahi Breweries Ltd. (Brewers)                                                         688
   35,000    Daido Steel Co. Ltd. (Steel)                                                           321
   57,000    Fuji Electric Holdings Co. Ltd. (Electrical Components & Equipment)                    331

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
  151,000    Fujitsu Ltd. (Semiconductors)                                                     $  1,259
   12,200    Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)                                   376
   13,900    Hokkaido Electric Power Co. Inc. (Electric Utilities)                                  310
  107,000    Itochu Corp. (Trading Companies & Distributors)                                        971
   15,000    JTEKT Corp. (Auto Parts & Equipment)                                                   323
  101,000    Kawasaki Heavy Industries Ltd. (Construction & Farm Machinery & Heavy Trucks)          366
   12,900    Leopalace21 Corp. (Real Estate Management & Development)                               503
  106,000    Marubeni Corp. (Trading Companies & Distributors)                                      611
   70,000    Mazda Motor Corp. (Automobile Manufacturers)                                           458
   42,000    Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)                             266
   56,500    Mitsubishi Corp. (Trading Companies & Distributors)                                  1,367
   32,000    Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)                              425
   43,000    Mitsubishi Rayon Co. Ltd. (Textiles)                                                   396
   29,000    Mitsubishi UFJ Securities Co. (Investment Banking & Brokerage)                         457
    8,100    Nitto Denko Corp. (Specialty Chemicals)                                                679
    3,640    ORIX Corp. (Other Diversified Financial Services)                                    1,093
    3,000    Shinko Electric Industries Co., Ltd. (Electronic Equipment Manufacturers)               82
  121,000    Shinsei Bank Ltd. (Diversified Banks)                                                  847
       35    Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)                              384
   73,000    Taiheiyo Cement Corp. (Building Products)                                              355
   48,000    Teijin Ltd. (Textiles)                                                                 330
   73,000    Toppan Printing Co. Ltd. (Commercial Printing)                                         975
  168,000    Toyobo Co. Ltd. (Textiles)                                                             528
    9,900    Toyota Motor Corp. (Automobile Manufacturers)                                          579
   18,000    Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)                                       496
                                                                                               --------
                                                                                                 16,288
                                                                                               --------
             KOREA (0.5%)
   37,200    Korea Electric Power Corp. ADR (Electric Utilities)                                    848
                                                                                               --------
             MALAYSIA (0.2%)
   46,600    Genting Berhad (Casinos & Gaming)                                                      328
                                                                                               --------
             MEXICO (1.5%)
   14,500    America Movil S.A. de C.V. ADR "L" (Wireless Telecommunication Services)               535
  144,000    America Telecom S.A. de C.V. (Wireless Telecommunication Services)*                    890
   13,300    Cemex S.A. de C.V. ADR (Construction Materials)                                        898
                                                                                               --------
                                                                                                  2,323
                                                                                               --------
             NETHERLANDS (4.6%)
    3,300    Aalberts Industries N.V. (Industrial Machinery)                                        269
   17,500    Buhrmann N.V. (Trading Companies & Distributors)                                       339
   15,500    CSM N.V. (Packaged Foods & Meat)                                                       471
    8,300    European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense)                   328
   54,100    Hagemeyer N.V. (Trading Companies & Distributors)*                                     294
   36,850    Heineken N.V. (Brewers)                                                              1,493
   19,600    ING Groep N.V. (Multi-Line Insurance)                                                  798
    2,900    Koninklijke BAM Groep N.V. (Building Products)                                         311
   37,800    Koninklijke Philips Electronics N.V. (Electrical Components & Equipment)             1,304
   26,800    STMicroelectronics N.V. (Semiconductors)                                               493
   38,700    Wolters Kluwer N.V. (Publishing)                                                     1,008
                                                                                               --------
                                                                                                  7,108
                                                                                               --------
             NORWAY (1.3%)
   18,800    Statoil ASA (Integrated Oil & Gas)                                                     619
  124,800    Telenor ASA (Wireless Telecommunication Services)                                    1,447
                                                                                               --------
                                                                                                  2,066
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             RUSSIA (1.8%)
   18,750    Gazprom OAO (Integrated Oil & Gas)                                                $    851
   20,600    LUKoil Holdings ADR (Integrated Oil & Gas)                                           1,867
                                                                                               --------
                                                                                                  2,718
                                                                                               --------
             SINGAPORE (0.3%)
   44,000    Keppel Corp. Ltd. (Real Estate Management & Development)                               426
                                                                                               --------
             SOUTH AFRICA (0.2%)
  217,200    Network Healthcare Holdings Ltd. (Health Care Facilities)*                             368
                                                                                               --------
             SWITZERLAND (2.0%)
   39,500    ABB Ltd. (Construction & Engineering)*                                                 564
    9,400    Roche Holdings AG (Pharmaceuticals)                                                  1,445
    1,400    Swiss Life Holding (Property & Casualty Insurance)                                     323
    3,290    Zurich Financial Services AG (Multi-Line Insurance)*                                   800
                                                                                               --------
                                                                                                  3,132
                                                                                               --------
             TAIWAN (1.3%)
  119,200    Hon Hai Precision Industry Co., Ltd. GDR (Electronic Equipment Manufacturers)        1,616
   62,800    Siliconware Precision Industries Co. ADR (Semiconductors)(a)                           440
                                                                                               --------
                                                                                                  2,056
                                                                                               --------
             UNITED KINGDOM (8.7%)
   50,600    Amlin plc (Property & Casualty Insurance)                                              260
   25,300    Anglo American plc (Precious Metals & Minerals)                                      1,077
   12,750    AstraZeneca plc (Pharmaceuticals)                                                      705
  101,200    BG Group plc (Oil & Gas Exploration & Production)                                    1,360
   20,700    Barratt Developments plc (Homebuilding)                                                374
   19,900    Bovis Homes Group plc (Homebuilding)                                                   325
   48,700    British Airways plc (Airlines)*                                                        299
   39,690    British America Tobacco plc (Tobacco)                                                1,015
   22,800    Charter plc (Construction & Engineering)*                                              332
   92,100    GKN plc (Auto Parts & Equipment)                                                       527
   77,700    HBOS plc (Diversified Banks)                                                         1,364
   19,100    Imperial Tobacco Group plc (Tobacco)                                                   593
  827,300    Invensys plc (Diversified Commercial & Professional Services)*                         358
    7,800    Investec Ltd. (Other Diversified Financial Services)                                   444
   43,400    Marks & Spencer Group plc (Department Stores)                                          463
   50,120    Northern Rock plc (Diversified Banks)                                                  969
   30,740    Persimmon plc (Building Products)                                                      734
   57,500    Rexam plc (Metal & Glass Containers)                                                   571
  128,400    Rolls-Royce Group plc (Aerospace & Defense)*                                         1,116
6,907,920    Rolls-Royce Group plc B Shares (acquired 3/08/06; cost: $12)
               (Aerospace & Defense)(d)*                                                             13
   21,100    Royal Bank of Scotland Group plc (Diversified Banks)                                   689
                                                                                               --------
                                                                                                 13,588
                                                                                               --------
             Total international stocks (cost: $82,138)                                          93,651
                                                                                               --------
             U.S. STOCKS (34.4%)

             AEROSPACE & DEFENSE (1.3%)
     8,500   Lockheed Martin Corp.                                                                  645
    30,500   Raytheon Co.                                                                         1,350
                                                                                               --------
                                                                                                  1,995
                                                                                               --------

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    7,400    Polo Ralph Lauren Corp.                                                           $    449
                                                                                               --------
             AUTO PARTS & EQUIPMENT (0.9%)
   16,900    Johnson Controls, Inc.                                                               1,378
                                                                                               --------
             BIOTECHNOLOGY (1.2%)
   16,900    Applera Corp. - Applied Biosystems Group                                               487
    5,900    Charles River Laboratories International, Inc.*                                        279
    3,900    Invitrogen Corp.*                                                                      258
   21,400    Medarex, Inc.*                                                                         257
    9,800    Techne Corp.*                                                                          555
                                                                                               --------
                                                                                                  1,836
                                                                                               --------
             COMMUNICATIONS EQUIPMENT (0.4%)
    9,600    ADTRAN, Inc.                                                                           241
   20,500    Motorola, Inc.                                                                         438
                                                                                               --------
                                                                                                    679
                                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (1.1%)
   21,600    QLogic Corp.*                                                                          449
   28,300    Seagate Technology*                                                                    752
   21,700    Western Digital Corp.*                                                                 457
                                                                                               --------
                                                                                                  1,658
                                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   50,600    Electronic Data Systems Corp.                                                        1,370
                                                                                               --------
             DEPARTMENT STORES (0.9%)
   22,500    J.C. Penney Co., Inc.                                                                1,473
                                                                                               --------
             DIVERSIFIED METALS & MINING (0.4%)
    7,400    Phelps Dodge Corp.                                                                     638
                                                                                               --------
             EDUCATIONAL SERVICES (0.3%)
   13,800    Career Education Corp.*                                                                509
                                                                                               --------
             ELECTRIC UTILITIES (1.0%)
   16,800    Edison International                                                                   679
   16,900    FirstEnergy Corp.                                                                      857
                                                                                               --------
                                                                                                  1,536
                                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (1.1%)
   23,500    Jabil Circuit, Inc.*                                                                   916
   72,000    Sanmina-SCI Corp.*                                                                     374
  106,800    Solectron Corp.*                                                                       427
                                                                                               --------
                                                                                                  1,717
                                                                                               --------
             FOOD RETAIL (1.8%)
   69,150    Kroger Co.*                                                                          1,401
   55,100    Safeway, Inc.                                                                        1,385
                                                                                               --------
                                                                                                  2,786
                                                                                               --------
             FOOTWEAR (0.5%)
    9,600    Nike, Inc. "B"                                                                         786
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             GOLD (0.4%)
   10,200    Freeport-McMoRan Copper & Gold, Inc. "B"                                          $    659
                                                                                               --------
             HEALTH CARE EQUIPMENT (0.1%)
    6,400    Respironics, Inc.*                                                                     234
                                                                                               --------
             HEALTH CARE FACILITIES (0.2%)
    7,900    Community Health Systems, Inc.*                                                        286
                                                                                               --------
             HEALTH CARE SUPPLIES (0.2%)
    4,500    Millipore Corp.*                                                                       332
                                                                                               --------
             HOMEBUILDING (1.3%)
   10,100    KB Home                                                                                622
   15,800    Lennar Corp. "A"                                                                       868
      800    NVR, Inc.*                                                                             604
                                                                                               --------
                                                                                                  2,094
                                                                                               --------
             HOUSEHOLD APPLIANCES (0.4%)
    6,100    Whirlpool Corp.                                                                        547
                                                                                               --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
    6,900    Manpower, Inc.                                                                         450
                                                                                               --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
   22,800    TXU Corp.                                                                            1,132
                                                                                               --------
             INSURANCE BROKERS (0.2%)
    5,000    National Financial Partners Corp.                                                      260
                                                                                               --------
             INTEGRATED OIL & GAS (2.5%)
   20,500    Chevron Corp.                                                                        1,251
    9,700    ConocoPhillips                                                                         649
   10,000    Marathon Oil Corp.                                                                     794
   11,400    Occidental Petroleum Corp.                                                           1,171
                                                                                               --------
                                                                                                  3,865
                                                                                               --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   28,100    Verizon Communications, Inc.                                                           928
                                                                                               --------
             INVESTMENT BANKING & BROKERAGE (0.7%)
   16,000    Morgan Stanley                                                                       1,029
                                                                                               --------
             LIFE & HEALTH INSURANCE (0.8%)
   22,700    MetLife, Inc.                                                                        1,183
                                                                                               --------
             MANAGED HEALTH CARE (2.4%)
   25,000    Aetna, Inc.                                                                            963
    3,200    CIGNA Corp.                                                                            342
    5,700    Health Net, Inc.*                                                                      232
   14,400    Humana, Inc.*                                                                          651
    8,470    UnitedHealth Group, Inc.                                                               421
   15,400    WellPoint, Inc.*                                                                     1,093
                                                                                               --------
                                                                                                  3,702
                                                                                               --------

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (1.6%)
   13,200    Hartford Financial Services Group, Inc.                                           $  1,214
   12,100    Loews Corp.                                                                          1,284
                                                                                               --------
                                                                                                  2,498
                                                                                               --------
             MULTI-UTILITIES (0.6%)
   10,100    Alliant Energy Corp.                                                                   323
   14,700    PG&E Corp.                                                                             585
                                                                                               --------
                                                                                                    908
                                                                                               --------
             OIL & GAS DRILLING (0.2%)
    9,800    Patterson-UTI Energy, Inc.                                                             317
                                                                                               --------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    6,700    Anadarko Petroleum Corp.                                                               702
    9,600    Apache Corp.                                                                           682
   12,700    Devon Energy Corp.                                                                     764
                                                                                               --------
                                                                                                  2,148
                                                                                               --------
             OIL & GAS REFINING & MARKETING (0.7%)
   18,000    Valero Energy Corp.                                                                  1,165
                                                                                               --------
             PHARMACEUTICALS (0.7%)
    9,400    Endo Pharmaceuticals Holdings, Inc.*                                                   295
   49,100    King Pharmaceuticals, Inc.*                                                            854
                                                                                               --------
                                                                                                  1,149
                                                                                               --------
             PROPERTY & CASUALTY INSURANCE (0.6%)
   13,500    Fidelity National Financial, Inc.                                                      567
    9,600    First American Corp.                                                                   409
                                                                                               --------
                                                                                                    976
                                                                                               --------
             RAILROADS (0.8%)
   17,400    CSX Corp.                                                                            1,192
                                                                                               --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
    5,300    Jones Lang LaSalle, Inc.                                                               449
                                                                                               --------
             RESTAURANTS (0.6%)
   11,100    Brinker International, Inc.                                                            435
   13,700    Darden Restaurants, Inc.                                                               542
                                                                                               --------
                                                                                                    977
                                                                                               --------
             SEMICONDUCTOR EQUIPMENT (0.6%)
   31,000    Freescale Semiconductor, Inc. "B"*                                                     982
                                                                                               --------
             SEMICONDUCTORS (1.5%)
   36,200    Advanced Micro Devices, Inc.*                                                        1,171
   40,200    National Semiconductor Corp.                                                         1,205
                                                                                               --------
                                                                                                  2,376
                                                                                               --------
             SOFT DRINKS (0.8%)
   39,300    Pepsi Bottling Group, Inc.                                                           1,261
                                                                                               --------
             TECHNOLOGY DISTRIBUTORS (0.4%)
   16,200    Arrow Electronics, Inc.*                                                               586
                                                                                               --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             TOBACCO (0.7%)
   20,200    Loews Corp. - Carolina Group                                                      $  1,035
                                                                                               --------
             Total U.S. stocks (cost: $50,293)                                                   53,530
                                                                                               --------
             MONEY MARKET INSTRUMENTS (8.6%)

             MONEY MARKET FUNDS (5.6%)
4,307,026    SSgA Prime Money Market Fund, 4.63%(b)                                               4,307
4,347,556    SSgA Money Market Fund, 4.44%(b)                                                     4,347
                                                                                               --------
                                                                                                  8,654
                                                                                               --------
PRINCIPAL
   AMOUNT
    (000)
---------
             REPURCHASE AGREEMENTS (3.0%)(c)
   $4,692    State Street Bank & Trust Co., 3.23%, acquired on 4/28/2006 and due 5/01/2006 at $4,692 (collateralized by $4,835 of U.S. Treasury Notes, 2.88%, due
               11/30/2006; market value $4,834)                                                   4,692
                                                                                               --------
             Total money market instruments (cost: $13,346)                                      13,346
                                                                                               --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.7%)(e)

             REPURCHASE AGREEMENTS (0.3%)(c)
      500    Credit Suisse First Boston, LLC, 4.78%, acquired on 4/28/2006 and due 5/01/2006 at $500 (collateralized by $530 of U.S. Treasury Notes,
               4.50%, due 2/15/2009; market value $529)                                             500
                                                                                               --------
   NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (0.4%)
  626,618    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.72%(b)                        627
                                                                                               --------
             Total short-term investments purchased with cash collateral from securities
               loaned (cost: $1,127)                                                              1,127
                                                                                               --------

             TOTAL INVESTMENTS (COST: $146,904)                                                $161,654
                                                                                               ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

          1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

          3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

          4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

          5. Repurchase agreements are valued at cost, which approximates market value.

          6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

              from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $16,372,000 and $1,622,000, respectively, resulting in net unrealized appreciation of $14,750,000.

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $155,792,000 at April 30, 2006, and, in total, may not equal 100%.

     D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

          REIT    Real Estate Investment Trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $1,056,000.

     (b) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

     (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

     (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The market value of these securities at April 30, 2006, was $13,000, which represented 0.01% of the Fund's net assets.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

     (e) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     * Non-income-producing security for the 12 months preceding April 30, 2006.

12

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                  prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

Copies of the Manager's proxy voting policies and procedures, approved by the Company's Board of Directors for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-8448; (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                           INSURANCE o MEMBER SERVICES

48491-0606                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.